UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	11/30/05

Date of reporting period:	8/31/05

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments
August 31, 2005 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—77.3%
Airlines—4.8%
$6,000	American Airlines, Inc., pass thru certificates,
	7.858%, 10/1/11, Ser. 01-2	Baa2/BBB+	$6,360,740
	Continental Airlines, Inc., pass thru certificates,
4,033	6.703%, 12/15/22, Ser. 01-1	Baa3/BBB+	4,016,450
1,695	7.056%, 9/15/09, Ser. 99-2	Baa3/A-	1,764,994
2,559	7.373%, 6/15/17, Ser. 01-1	Ba1/BB+	2,240,206
2,000	7.487%, 10/2/10, Ser. 00-2	Baa3/BBB	2,019,104
9,761	7.707%, 10/2/22, Ser. 00-2	Baa3/BBB	9,819,245
	Delta Air Lines, Inc., pass thru certificates,
8,000	7.57%, 11/18/10, Ser. 00-1	Ba1/BB	7,613,056
8,000	7.92%, 5/18/12, Ser. 00-1	B3/CCC+	4,821,178
	Northwest Airlines, Inc., pass thru certificates,
1,566	6.81%, 2/1/20, Ser. 99-1A	Ba3/B+	1,419,204
15,500	6.841%, 10/1/12, Ser. 1A-2	Ba2/BB	15,106,554
5,456	7.575%, 3/1/19, Ser. 99-2A	Ba1/BBB-	5,525,647
15,344	United Air Lines, Inc., pass thru certificates,
	7.186%, 4/1/11, Ser. 00-2 (f)	WR/NR	15,272,190
			75,978,568

Apparel & Textiles—0.3%
1,000	Quiksilver, Inc., 6.875%, 4/15/15 (d)	B1/BB-	1,003,750
3,000	Russell Corp., 9.25%, 5/1/10	B1/B+	3,172,500
			4,176,250

Automotive—1.3%
4,000	Auburn Hills Trust, 12.375%, 5/1/20	A3/BBB	6,124,832
6,000	Ford Motor Co., 9.98%, 2/15/47	Ba1/BB+	5,666,340
10,000	General Motors Corp., 9.40%, 7/15/21	Ba2/BB	9,450,000
			21,241,172

Banking—1.9%
	HSBC Capital Funding L.P.,
1,000	4.61%, 6/27/13, VRN (b)(d)	A1/A-	977,475
2,000	10.176%, 6/30/30, VRN	A1/A-	3,213,246
625	NCNB, 9.375%, 9/15/09	Aa3/A+	737,926
9,706	Riggs Capital Trust, 8.875%, 3/15/27, Ser. C	A3/BBB	10,709,115
3,500	Royal Bank of Canada, 4.247%, 11/8/11, Ser. N, FRN	Aa3/A+	3,518,133
2,000	Royal Bank of Scotland Group plc, 7.648%, 9/30/31, VRN	A1/A	2,537,264
8,000	Sumitomo Mitsui Banking Corp., 8.15%, 8/1/08	A2/NR	8,670,936
			30,364,095

Chemicals—0.6%
8,445	Equistar Chemicals L.P., 10.125%, 9/1/08	B2/BB-	9,289,500

Computer Services—0.5%
	Electronic Data Systems Corp.,
4,000	6.50%, 8/1/13, Ser. B	Ba1/BBB-	4,177,276
3,500	7.125%, 10/15/09	Ba1/BBB-	3,794,630
			7,971,906

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Containers—0.3%
$4,000	Stone Container Corp., 8.375%, 7/1/12	B2/B	$4,000,000

Diversified Manufacturing—0.8%
5,000	Hutchison Whampoa International Ltd., 7.45%, 11/24/33 (d)	A3/A-	5,934,170
£3,340	Tyco International Group S.A., 6.50%, 11/21/31	Baa3/BBB+	6,843,599
			12,777,769

Electronics—0.1%
$1,000	Arrow Electronics, Inc., 6.875%, 6/1/18	Baa3/BBB-	1,091,492

Energy—1.0%
2,579	Salton SEA Funding, Inc., 8.30%, 5/30/11, Ser. E	Ba1/BB+	2,850,599
12,000	Sithe Independence Funding Corp., 9.00%, 12/30/13, Ser. A	Ba2/B	13,292,928
			16,143,527

Financial Services—0.6%
6,496	Cedar Brakes II LLC, 9.875%, 9/1/13 (d)	Baa2/BBB-	7,597,154
2,500	Morgan Stanley, 3.879%, 1/15/10, FRN	Aa3/A+	2,512,055
			10,109,209

Financing—5.8%
5,000	AES Red Oak LLC, 9.20%, 11/30/29, Ser. B	B2/B+	5,725,000
686	Beaver Valley Funding Corp., 8.625%, 6/1/07	Baa3/BB+	709,169
2,500	Canadian Oil Sands Ltd., 4.80%, 8/10/09 (d)	Baa2/BBB+	2,508,875
	Ford Motor Credit Co.,
1,000	6.50%, 1/25/07	Baa3/BB+	1,009,194
21,240	7.75%, 2/15/07	Baa3/BB+	21,733,278
10,000	7.875%, 6/15/10	Baa3/BB+	10,062,960
	General Electric Capital Corp.,
1,100	8.50%, 7/24/08	Aaa/AAA	1,217,885
4,990	9.83%, 12/15/08 (g)	NR/NR	6,018,406
	General Motors Acceptance Corp.,
7,000	4.509%, 1/16/07, FRN	Ba1/BB	6,900,299
4,470	6.125%, 9/15/06	Ba1/BB	4,488,385
900	6.125%, 2/1/07	Ba1/BB	899,301
5,000	8.00%, 11/1/31	Ba1/BB	4,637,765
9,800	Mizuho JGB Investment LLC, 9.87%, 6/30/08, VRN (d)	Baa1/BBB+	11,065,925
1,510	Mizuho Preferred Capital Co., LLC, 8.79%, 6/30/08, VRN (d)	Baa1/BBB+	1,662,658
7,500	Pemex Project Funding Master Trust, 8.625%, 2/1/22	Baa1/BBB	9,206,250
3,000	Universal City Development Partners Ltd, 11.75%, 4/1/10	B2/B-	3,420,000
			91,265,350

Food Services—0.5%
5,000	Delhaize America, Inc., 8.125%, 4/15/11	Ba1/BB+	5,614,860
1,500	Heinz (H.J.) Co., 6.189%, 12/1/20, VRN (b)(d)	A3/A-	1,507,198
			7,122,058

Healthcare & Hospitals—2.2%
800	HCA, Inc., 9.00%, 12/15/14	Ba2/BB+	959,019
19,000	HEALTHSOUTH Corp., 7.625%, 6/1/12	NR/NR	18,572,500

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Healthcare & Hospitals (continued)
	Tenet Healthcare Corp.,
$7,400	6.375%, 12/1/11	B3/B	$7,030,000
5,600	7.375%, 2/1/13	B3/B	5,488,000
2,000	9.25%, 2/1/15 (d)	B3/B	2,070,000
			34,119,519

Holding Companies—0.1%
2,000	Progress Capital Holdings, Inc., 7.17%, 11/1/06 (d)	Baa1/BBB-	2,057,772

Hotels/Gaming—4.2%
	Caesars Entertainment, Inc.,
900	8.50%, 11/15/06	Baa3/BBB-	942,040
1,000	8.875%, 9/15/08	Ba1/BB+	1,102,500
4,875	9.375%, 2/15/07	Ba1/BB+	5,161,406
2,000	Choctaw Resort Development Enterprise, 7.25%, 11/15/19 (d)	B1/BB-	2,060,000
2,000	Gaylord Entertainment Co., 8.00%, 11/15/13	B3/B-	2,130,000
	Harrah’s Operating Co., Inc.,
4,000	5.50%, 7/1/10	Baa3/BBB-	4,112,844
3,730	8.00%, 2/1/11	Baa3/BBB-	4,263,748
	ITT Corp.,
4,950	7.375%, 11/15/15	Ba1/BB+	5,445,000
3,750	7.75%, 11/15/25	Ba1/BB+	3,871,875
1,200	Mandalay Resort Group, 9.375%, 2/15/10	Ba3/B+	1,342,500
2,500	MGM Mirage, 8.50%, 9/15/10	Ba2/BB	2,756,250
7,250	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	Ba1/BB+	8,065,625
8,801	Times Square Hotel Trust, 8.528%, 8/1/26 (b)(d)(g)	Baa3/BB+	10,741,447
14,950	Wynn Las Vegas LLC, 6.625%, 12/1/14	B2/B+	14,613,625
			66,608,860

Insurance—0.1%
1,000	Prudential Financial, Inc., 4.104%, 11/15/06	A3/A-	997,008

Manufacturing—0.2%
	Bombardier, Inc.,
2,000	6.30%, 5/1/14 (d)	Ba2/BB	1,820,000
1,000	6.75%, 5/1/12 (d)	Ba2/BB	955,000
			2,775,000

Miscellaneous—1.5%
23,400	Morgan Stanley TRACERS, 5.87%, 3/1/07, VRN (d)(h)	A3/NR	23,703,662

Multi-Media—9.4%
2,000	Cablevision Systems Corp., 8.00%, 4/15/12, Ser. B	B3/B+	1,997,500
2,000	Charter Communications Operating LLC, 8.375%, 4/30/14 (d)	B2/B-	2,025,000
11,000	Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/13	Baa2/BBB+	13,310,495
	CSC Holdings, Inc.,
7,515	7.25%, 7/15/08	B1/BB-	7,637,119
15,640	7.625%, 7/15/18	B1/BB-	15,249,000
10,535	7.875%, 2/15/18	B1/BB-	10,455,987
4,500	8.125%, 8/15/09, Ser. B	B1/BB-	4,635,000
2,000	DirecTV Holdings LLC, 6.375%, 6/15/15 (d)	Ba2/BB-	2,005,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Multi-Media (continued)
$7,250	Historic TW, Inc., 8.18%, 8/15/07	Baa1/BBB+	$7,757,319
4,000	Mediacom Broadband LLC, 11.00%, 7/15/13	B2/B	4,385,000
16,050	News America Holdings Corp., 7.43%, 10/1/26	Baa3/BBB-	18,810,873
15,000	Rogers Cable, Inc., 8.75%, 5/1/32	Ba3/BB+	17,175,000
	Shaw Communications, Inc.,
5,000	7.20%, 12/15/11	Ba2/BB+	5,362,500
8,000	8.25%, 4/11/10	Ba2/BB+	8,820,000
18,000	Time Warner Entertainment Co. L.P., 8.375%, 7/15/33	Baa1/BBB+	23,440,284
5,000	Time Warner, Inc., 7.70%, 5/1/32	Baa1/BBB+	6,182,130
			149,248,207

Office Equipment—0.3%
5,000	Xerox Capital Trust I, 8.00%, 2/1/27	Ba3/B-	5,225,000

Oil & Gas—8.7%
	CenterPoint Energy Resources Corp.,
23,000	7.75%, 2/15/11	Baa3/BBB	26,405,449
5,000	7.875%, 4/1/13, Ser. B	Baa3/BBB	5,940,805
3,000	Chesapeake Energy Corp., 7.75%, 1/15/15	Ba3/BB-	3,240,000
	Columbia Energy Group,
3,043	7.32%, 11/28/10, Ser. E	Baa2/BBB	3,058,994
3,800	7.42%, 11/28/15, Ser. F	Baa2/BBB	3,898,473
	El Paso CGP Co.,
23,200	7.42%, 2/15/37	Caa1/B-	21,344,000
5,000	7.625%, 9/1/08	Caa1/B-	5,087,500
1,000	EnCana Corp., 6.30%, 11/1/11	Baa2/A-	1,086,670
12,000	Gaz Capital, S.A. 8.625%, 4/28/34	Baa2/BB-	15,225,000
1,800	Morgan Stanley Bank AG, 9.625%, 3/1/13 (d)	NR/BB-	2,211,750
3,324	Ras Laffan Liquefied Natural Gas Co. Ltd., 3.437%, 9/15/09 (b)	A1/A	3,240,282
5,000	Reliant Energy, Inc., 6.75%, 12/15/14	B1/B+	4,950,000
1,500	Roseton/Danskammer, 7.67%, 11/8/16, Ser. B	Caa2/B	1,500,937
10,000	Southern Natural Gas Co., 8.875%, 3/15/10	B1/B	10,959,560
17,400	Williams Cos., Inc., 7.875%, 9/1/21	B1/B+	19,705,500
10,000	Williams Gas Pipelines Central, Inc., 7.375%, 11/15/06 (b)(d)	Ba1/BBB-	10,389,370
			138,244,290

Paper/Paper Products—3.5%
	Abitibi-Consolidated, Inc.,
23,500	7.50%, 4/1/28	Ba3/BB-	20,562,500
5,000	8.375%, 4/1/15	Ba3/BB-	5,050,000
10,000	8.50%, 8/1/29	Ba3/BB-	9,350,000
2,000	Bowater Canada, Inc., 7.95%, 11/15/11	Ba3/BB	2,070,000
	Georgia-Pacific Corp.,
5,000	7.25%, 6/1/28	Ba3/BB+	5,350,000
9,750	8.875%, 2/1/10	Ba2/BB+	10,968,750
2,000	Smurfit Capital Funding plc, 7.50%, 11/20/25	B1/BB-	1,860,000
			55,211,250

Retail—0.9%
13,000	JC Penney Co., Inc., 8.125%, 4/1/27	Ba1/BB+	13,910,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Special Purpose Entity—0.6%
$9,900	Dow Jones CDX U.S. High Yield, 8.25%, 6/29/10, Ser. 4-T1 (d)(h)	B3/NR	$10,067,063

Telecommunications—15.0%
35,000	AT&T Corp., 9.75%, 11/15/31	Ba1/BB+	46,025,000
10,000	Bellsouth Capital Funding, 7.875%, 2/15/30	A2/A	12,922,190
879	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	Caa2/NR	883,194
2,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B3/B-	2,030,000
	Citizens Communications Co.,
7,500	9.00%, 8/15/31	Ba3/BB+	7,818,750
4,000	9.25%, 5/15/11	Ba3/BB+	4,450,000
2,000	Intelsat Bermuda Ltd., 8.625%, 1/15/15 (d)	B2/B+	2,085,000
	MCI, Inc.,
6,372	6.908%, 5/1/07	B2/B+	6,451,650
11,874	7.688%, 5/1/09	B2/B+	12,378,645
	Nextel Communications, Inc.,
5,000	6.875%, 10/31/13	Baa2/A-	5,360,200
10,000	7.375%, 8/1/15, Ser. D	Baa2/A-	10,809,270
21,650	PanAmSat Corp., 6.875%, 1/15/28	Ba3/BB+	20,242,750
	Qwest Capital Funding, Inc.,
8,070	7.00%, 8/3/09	Caa2/B	7,989,300
15,600	7.90%, 8/15/10	Caa2/B	15,717,000
	Qwest Corp.,
4,400	6.671%, 6/15/13, FRN (d)	Ba3/BB-	4,631,000
3,000	7.25%, 9/15/25	Ba3/BB-	2,842,500
6,150	8.875%, 3/15/12	Ba3/BB-	6,749,625
	Rogers Wireless Communications, Inc.,
CAD 1,000	7.625%, 12/15/11 (d)	Ba3/BB	909,014
$12,340	9.75%, 6/1/16	Ba3/BB	15,131,925
	Sprint Capital Corp.,
25,000	6.90%, 5/1/19	Baa2/A-	28,923,850
2,900	8.375%, 3/15/12	Baa2/A-	3,467,333
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Baa2/A-	1,853,569
1,400	Time Warner Telecom Holdings, Inc., 7.79%, 2/15/11, FRN	B1/B	1,442,000
15,000	Verizon Global Funding Corp., 7.25%, 12/1/10	A2/A+	16,882,260
			237,996,025

Tobacco—0.1%
2,000	RJ Reynolds Tobacco Holdings, Inc., 7.25%, 6/1/12	Ba2/BB+	2,070,000

Utilities—10.8%
2,000	CMS Energy Corp., 8.90%, 7/15/08	B1/B+	2,190,000
	East Coast Power LLC,
6,059	6.737%, 3/31/08, Ser. B	Baa3/BBB-	6,163,327
5,643	7.066%, 3/31/12, Ser. B	Baa3/BBB-	6,008,019
4,800	Homer City Funding LLC, 8.137%, 10/1/19	Ba2/BB	5,460,000
2,950	Indianapolis Power & Light Co., 7.375%, 8/1/07	Baa2/BBB-	3,093,712
	IPALCO Enterprises, Inc.,
22,000	8.375%, 11/14/08	Ba1/BB-	23,705,000
6,960	8.625%, 11/14/11	Ba1/BB-	7,864,800
	Midwest Generation LLC, pass thru certificates,
30,060	8.30%, 7/2/09, Ser. A	B1/B+	31,938,750
16,411	8.56%, 1/2/16, Ser. B	B1/B+	18,134,053
5,000	8.75%, 5/1/34	B1/B	5,625,000

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Utilities (continued)
$1,000	Ohio Edison Co., 5.647%, 6/15/09 (d)	Baa2/BB+	$1,035,070
	PSEG Energy Holdings LLC,
42,500	8.50%, 6/15/11	Ba3/BB-	46,431,250
2,000	10.00%, 10/1/09	Ba3/BB-	2,255,000
1,100	Public Service Electric & Gas Co., 4.00%, 11/1/08, Ser. C	A3/A-	1,090,030
10,493	South Point Energy Center LLC, 8.40%, 5/30/12 (d)	B3/B-	9,889,578
			170,883,589

Waste Disposal—1.2%
	Allied Waste North America, Inc.,
6,000	7.25%, 3/15/15 (d)	B2/BB-	5,985,000
10,250	7.875%, 4/15/13	B2/BB-	10,608,750
3,000	8.50%, 12/1/08, Ser. B	B2/BB-	3,187,500
			19,781,250

	Total Corporate Bonds & Notes (cost—$1,117,180,968)		1,224,429,391

SOVEREIGN DEBT OBLIGATIONS—4.5%
Brazil—1.7%
	Federal Republic of Brazil,
6,177	4.313%, 4/15/12, FRN	B1/BB-	5,944,929
14,249	8.00%, 1/15/18	B1/BB-	14,761,964
4,750	11.00%, 1/11/12	B1/BB-	5,628,750
			26,335,643

Mexico—0.7%
	United Mexican States,
1,000	8.375%, 1/14/11	Baa1/BBB	1,168,500
7,000	11.375%, 9/15/16	Baa1/BBB	10,447,500
			11,616,000

Panama—1.0%
	Republic of Panama,
6,000	9.375%, 7/23/12	Ba1/BB	7,275,000
6,000	10.75%, 5/15/20	Ba1/BB	8,250,000
			15,525,000

Peru—1.0%
13,000	Republic of Peru, 9.125%, 2/21/12	Ba3/BB	15,554,500

Ukraine—0.1%
	Ukraine Government,
1,000	7.65%, 6/11/13	B1/BB-	1,105,200
373	11.00%, 3/15/07	B1/BB-	391,458
			1,496,658

	Total Sovereign Debt Obligations (cost—$58,349,737)		70,527,801

U.S. GOVERNMENT AGENCY SECURITIES—2.1%
30,000	Fannie Mae, 5.50%, 9/1/35 (e)		30,309,360
	Small Business Administration Participation Certificates,
1,904	6.03%, 2/10/12		2,011,273
1,385	6.44%, 6/1/21		1,491,498

	Total U.S. Government Agency Securities (cost—$33,410,515)		33,812,131

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
MUNICIPAL BONDS (d) (k)—1.6%
New Jersey—1.6%
	Tobacco Settlement Financing Corp. Rev., FRN,
$7,808	7.887%, 6/1/32,	NR/AA	$8,560,927
5,000	8.740%, 6/1/24	NR/AA	6,351,400
8,334	9.240%, 6/1/32	NR/AA	10,741,693

	Total Municipal Bonds (cost—$19,663,149)		25,654,020

ASSET-BACKED SECURITIES—1.4%
8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26	Ca/NR	7,577,000
1,745	GSAMP Trust, 4.191%, 6/25/34, FRN	Aaa/AAA	1,765,414
3,571	Long Beach Mortgage Loan Trust, 5.291%, 3/25/32, FRN	Baa1/NR	3,469,333
9,992	United Air Lines, Inc., 7.73%, 7/1/10, 2000-1 A2 (f)	NR/BBB-	9,652,079

	Total Asset-Backed Securities (cost—$20,808,707)		22,463,826

SENIOR LOANS (a) (b) (c)—0.9%
Hotels/Gaming—0.2%
	Aladdin Gaming LLC,
2,939	6.504%, 8/31/10, Term A		2,952,700
62	7.504%, 8/31/10, Term B		62,144
			3,014,844

Multi-Media—0.6%
9,888	Charter Communications LLC, 6.93%, 4/26/11, Term B		9,932,291

Utilities—0.1%
	AES Corp.,
714	5.07%, 4/30/08, Term B		724,643
714	5.69%, 8/10/11, Term B		724,643
			1,449,286

	Total Senior Loans (cost—$13,337,826)		14,396,421

U.S. TREASURY NOTES—0.5%
800	3.375%, 10/15/09		785,688
7,800	4.125%, 5/15/15 (e)		7,852,712

	Total U.S. Treasury Notes (cost—$8,544,703)		8,638,400

MORTGAGE-BACKED SECURITIES—0.4%
6,359	GSMPS Mortgage Loan Trust, 7.50%, 12/21/26 (d) (cost—$6,845,107)	NR/NR	6,656,456

PREFERRED STOCK (d)—0.2%

Shares
U.S. Government Agencies Security—0.2%
41,720	Fannie Mae, 7.00%, Ser. O (cost—$2,086,000)	Aa3/AA-	2,338,927

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
SHORT-TERM INVESTMENTS — 11.5%

Corporate Notes—5.1%
Automotive—0.5%
$8,000	DaimlerChrysler Holding Corp., 4.27%, 9/26/05, Ser. D, FRN	A3/BBB	$8,001,696

Financing—1.3%
	General Motors Acceptance Corp., FRN,
2,500	4.677%, 5/18/06	Ba1/BB	2,494,482
18,800	4.87%, 10/20/05	Ba1/BB	18,816,657
			21,311,139

Food Services—0.2%
2,500	Delhaize America, Inc., 7.375%, 4/15/06	Ba1/BB+	2,555,530
755	Yum! Brands, Inc., 8.50%, 4/15/06	Baa3/BBB-	773,513
			3,329,043

Hotels/Gaming—0.1%
1,000	La Quinta Inns, 7.40%, 9/15/05	Ba3/BB-	1,001,250

Metals & Mining—0.1%
1,000	Rio Algom Ltd., 7.05%, 11/1/05	NR/NR	1,003,721

Multi-Media—1.0%
5,000	Comcast, Inc., 8.875%, 9/15/05	Baa2/BBB+	5,009,850
3,000	COX Communications, Inc., 7.75%, 8/15/06	Baa3/BBB-	3,088,533
8,100	Lenfest Communications, Inc., 8.375%, 11/1/05	Baa2/BBB+	8,152,536
			16,250,919

Paper/Paper Products—0.1%
1,210	Champion International Corp., 7.10%, 9/1/05	NR/NR	1,210,000
1,000	Georgia-Pacific Corp., 7.50%, 5/15/06	Ba3/BB+	1,021,250
			2,231,250

Retail—0.3%
5,000	Safeway, Inc., 2.50%, 11/1/05	Baa2/BBB-	4,983,560

Telecommunications—0.8%
6,000	Cincinnati Bell Telecommunications Co., 6.33%, 12/30/05	Ba2/NR	6,030,000
5,765	Sprint Capital Corp., 7.125%, 1/30/06	Baa2/A-	5,832,301
			11,862,301

Utilities—0.7%
900	American Electric Power Co., Inc., 6.125%, 5/15/06, Ser. A	Baa3/BBB	912,183
1,000	Nisource Finance Corp., 7.625%, 11/15/05	Baa3/BBB	1,006,609
7,750	PPL Capital Funding Trust I, 7.29%, 5/18/06	Ba1/BB+	7,873,791
1,631	Progress Energy, Inc., 6.75%, 3/1/06	Baa2/BBB-	1,652,130
			11,444,713

	Total Corporate Notes (cost—$81,485,752)		81,419,592

Commercial Paper—3.0%
Banking—1.1%
9,000	Rabobank USA Financial Corp., 3.55%, 9/1/05	P-1/A-1+	9,000,000
8,000	Skandinaviska Enskilda Banken, 3.61%, 11/2/05	NR/NR	7,948,400
			16,948,400

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)	Value*
Financial Services—1.9%
	UBS Finance, Inc.,
$1,000	3.23%, 9/19/05	P-1/A-1+	$998,385
3,400	3.56%, 9/1/05	P-1/A-1+	3,400,000
17,800	3.635%, 11/28/05	P-1/A-1+	17,634,994
8,000	3.81%, 12/23/05	P-1/A-1+	7,904,080
			29,937,459

	Total Commercial Paper (cost—$46,894,811)		46,885,859

U.S. Treasury Bills (i)—2.5%
39,105	2.87%-3.50%, 9/1/05-12/1/05 (cost—$39,055,119)		39,053,931

Repurchase Agreements—0.9%
10,000	CS First Boston Corp., dated 8/31/05, 3.40%, due 9/1/05, proceeds $10,000,944; collateralized by U.S. Treasury Notes, 4.00%, 3/15/10, valued at $10,232,823 including accrued interest		10,000,000
4,387	State Street Bank & Trust Co., dated 8/31/05, 3.15%, due 9/1/05, proceeds $4,387,384; collateralized by U.S. Treasury Bonds, 8.125%, 8/15/19, valued at $4,481,755 including accrued interest		4,387,000

	Total Repurchase Agreements (cost—$14,387,000)		14,387,000

	Total Short-Term Investments (cost—$181,822,682)		181,746,382

OPTIONS PURCHASED (j)—0.0%

Contracts
	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
500	strike price $118, expires 11/22/05		7,813

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
552	strike price $93.75, expires 3/13/06		3,450
1,402	strike price $94, expires 12/19/05		8,763
446	strike price $94.25, expires 12/19/05		2,787
944	strike price $95.25, expires 9/19/05		5,900
256	strike price $95.38, expires 9/19/05		1,600
			22,500

	Total Options Purchased (cost—$44,811)		30,313

	Total Investments before options written (cost—$1,462,094,205)-100.4%		1,590,694,068

OPTIONS WRITTEN (j)—(0.4)%

	Call Options—(0.4)%
	Dow Jones CDX IG4 Credit Default Swap,		(302,155)
51,000,000	strike rate 4.00%, expires 9/20/05
	News America Holdings,
16,050,000	strike price $100, expires 10/01/06		(2,394,339)

Contracts		Value*
	Call Options (continued)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,132	strike price $112, expires 11/22/05	$(1,273,500)
1,140	strike price $113, expires 9/23/05	(267,187)
668	strike price $113, expires 10/21/05	(302,687)
1,570	strike price $113, expires 11/22/05	(1,079,375)
1,926	strike price $114, expires 11/22/05	(752,344)
1,140	strike price $115, expires 11/22/05	(231,563)
		(6,603,150)
	Put Options—(0.0)%
	Dow Jones CDX Credit Default Swap,
51,000,000	strike rate 8.50%, expires 9/20/05	(1)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,300	strike price $107, expires 11/22/05	(81,250)
1,140	strike price $108, expires 9/23/05	(17,812)
668	strike price $108, expires 10/21/05	(31,312)
1,250	strike price $108, expires 11/22/05	(136,719)
		(267,094)

	Total Options Written (premiums received—$3,750,980)	(6,870,244)

	Total Investments net of options written (cost—$1,458,343,225)-100.0%	$1,583,823,824

Other Investments:

(1) Credit default swap contracts outstanding at August 31, 2005:

	Notional Amount		Fixed Payments	Unrealized
Swap Counterparty/	Payable on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
ABN Amro Bank
Ford Motor Credit Co.	$2,000	6/20/07	3.10%	$41,435
Bank of America N.A.
Dox Jones CDX	12,000	6/20/10	3.60%	440,916
Goldman Sachs Capital Markets,
Dox Jones CDX	10,000	6/20/10	3.60%	348,680
Ford Motor Credit Co.	1,000	6/20/07	3.00%	18,807
HSBC Bank
Ford Motor Credit Co.	1,000	6/20/06	3.25%	19,790
J.P. Morgan & Co.
American International Group	9,300	6/20/10	3.50%	53,343
Ford Motor Credit Co.	2,700	6/20/06	2.15%	23,908
Ford Motor Credit Co.	1,000	6/20/06	3.50%	22,275
General Motors Corp.	5,000	6/20/07	6.40%	364,104
General Motors Acceptance Corp.	20,000	6/20/06	2.63%	251,213
General Motors Acceptance Corp.	500,000	6/20/06	2.75%	6,877
General Motors Acceptance Corp.	4,000	6/20/06	2.80%	57,000
General Motors Acceptance Corp.	1,000	6/20/06	4.10%	27,168
Lehman Securities
Ford Motor Credit Co.	1,350	6/20/06	2.90%	22,019
Ford Motor Credit Co.	5,000	6/20/07	3.28%	120,782
Merrill Lynch
Ford Motor Credit Co.	3,000	6/20/07	3.45%	82,212
Morgan Stanley
Ford Motor Credit Co.	20,000	9/20/10	4.05%	(75,806)
Ford Motor Credit Co.	2,000	6/20/07	3.40%	52,898
Ford Motor Credit Co.	3,000	6/20/07	3.75%	99,406
Ford Motor Credit Co.	7,000	6/20/07	4.00%	265,379
General Motors Acceptance Corp.	10,000	6/20/06	2.80%	142,499
Wachovia Securities
Ford Motor Credit Co.	1,000	6/20/07	3.41%	26,640
				$2,411,545

(2) Interest rate swap contracts outstanding at August 31, 2005:

			Rate Type		Unrealized
Swap	Notional Amount	Termination	Payments made	Payments received	Appreciation
Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Goldman Sachs	$1,650	12/24/24	3 Month LIBOR	5.13%	$112,786,630
Lehman Securities	16,050	10/1/06	7.43%	3 Month LIBOR	(597,045)
Lehman Securities	1,650	7/20/25	4.85%	3 Month LIBOR	(50,652,892)
					$61,536,693

LIBOR - London Inter-Bank Offered Rate

(3) Forward foreign currency contracts outstanding at August 31, 2005:

	U.S.$ Value	U.S.$ Value	Unrealized
	Origination Date	August 31, 2005	Appreciation
Sold:
3,812,000 Pound Sterling, settling 10/13/05	$6,860,856	$6,849,822	$11,034

(4) Futures contracts outstanding at August 31, 2005:

			Unrealized
	Notional Amount	Expiration	Appreciation
Type	(000)	Date	(Depreciation)
Long: Eurodollar Futures	$17,500	3/13/06	$(20,125)
Eurodollar Futures	412,500	9/18/06	(577,500)
Eurodollar Futures	162,500	12/12/06	390,000
U.S. Treasury Notes 10 yr. Futures	300	12/20/05	3,961
U.S. Treasury Bond 20 yr. Futures	57,800	12/20/05	540,885
			$337,221

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of the security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the“Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange.

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-Issued or delayed-delivery security. To be settled/delivered after August 31, 2005.
(f)	Security in default.
(g)	Fair-valued security.
(h)	Credit-linked trust certificate.
(i)	All or partial amount segregated as collateral for futures contracts, when-issued or delay-delivery securities.
(j)	Non-income producing.
(k)	Residual Interest/Tax Exempt Municipal Bonds - The interest rate bears an inverse relationship to the interest rate on another security or the value of an index.

Glossary:
CAD - Canadian Dollar.
FRN - Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2005.
NR - Not Rated.
TRACERS - Traded Custody Receipts.
VRN - Variable Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2005.

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: October 21, 2005

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: October 21, 2005